Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Accrued compensation	$1,300	$2,040
Accrued severance	125	100
Accrued expenses	1,462	1,570
Accrued warranty costs	135	60
Accrued inventory costs	18	610

	$3,040	$4,380

On November 7, 2013, the Company announced that its Chief Financial Officer, Donald Glidewell, had decided to retire from the Company. To facilitate the transition, Mr. Glidewell agreed to remain as the Company’s Chief Financial Officer for up to five months while the Company searched for a successor Chief Financial Officer, and the Company entered into a transition agreement with Mr. Glidewell that provided, among other things, for continued vesting of his outstanding equity awards through his retirement date, which was March 25, 2014, and that upon his separation from the Company, Mr. Glidewell would be eligible to receive:

■	an amount equal to six months of his then-current annual base salary payable monthly for a period of six months from his retirement date in the form of salary continuation;

■	medical and dental coverage, plus disability and life insurance premiums, for a period of six months following his retirement; and

■	full acceleration of vesting of his outstanding equity awards that are unvested as of his retirement date.

The Company recorded accrued severance expenses in the amount of $125,000 and $100,000 as of March 31, 2014 and December 31, 2013, respectively, based on the terms of the transition agreement for salary, COBRA, and transition service related costs. See Note 11 for further discussion regarding the acceleration of vesting of Mr. Glidewell’s outstanding equity awards.

The Company warrants the specifications and/or performance of its products through implied product warranties and has extended product warranties to qualifying customers on a contractual basis. The Company estimates the costs that may be incurred during the warranty period and records a liability in the amount of such costs at the time revenue is recognized. The Company’s estimate is based on historical experience and estimates of future warranty costs as a result of increasing usage of the Company’s products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Changes in the Company’s accrued warranty costs during the period are as follows (in thousands):

Balance at December 31, 2013	$60
Warranties issued during the period	88
Settlements made during the period	(13)

Balance at March 31, 2014	$135

6. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Accrued compensation	$2,040	$1,342
Accrued severance	100	—
Accrued expenses	1,630	1,295
Accrued inventory costs	610	—
Accrued product rebates	—	386

	$4,380	$3,023

On November 7, 2013, the Company announced that its Chief Financial Officer, Donald Glidewell, had decided to retire from the Company. To facilitate the transition, Mr. Glidewell agreed to remain as the Company’s Chief Financial Officer for up to five months while the Company searched for a successor Chief Financial Officer, and the Company entered into a transition agreement with Mr. Glidewell that provides, among other things, for continued vesting of his outstanding equity awards through his retirement date and that upon his separation from the Company, Mr. Glidewell is eligible to receive:

■	an amount equal to six months of his then-current annual base salary payable monthly for a period of six months from his retirement date in the form of salary continuation;

■	medical and dental coverage, plus disability and life insurance premiums, for a period of six months following his retirement; and

■	full acceleration of vesting of his outstanding equity awards that are unvested as of his retirement date.

The Company recorded accrued severance expenses in the amount of $100,000 based on the terms of the transition agreement for salary, COBRA, and transition service related costs. See Note 13 for further discussion regarding the acceleration of vesting of Mr. Glidewell’s outstanding equity awards.